Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Mar. 23, 2022	Mar. 21, 2022	Mar. 18, 2022	Feb. 17, 2022
Subsequent Events (Details) [Line Items]
Broker-Dealer a fees				$ 250,000
Stockholders elected to redeem shares (in Shares)			15,092,126
Trust account total amount			$ 152,451,819
Common stock redemption shares (in Shares)			5,032,874
Subscription agreements loan		$ 4,000,000
Aggregate principal amount		$ 4,000,000
Subsequent event description		The Notes provide for a credit line up to the maximum amount of $4,000,000. The Company will not have the right to re-borrow any portion of any loans made under the Notes once repaid. A commitment fee in the amount of $400,000, equal to 10% of the maximum principal amount of the Note, shall be paid to the subscribers, on a pro rata basis, by the Company promptly following the initial funding. In the event that the Company does not consummate a Business Combination by the Maturity Date, the Notes will be repaid only from amounts remaining outside of the Trust Account, if any.
Common stock per share (in Dollars per share)		$ 2
Common stock shares (in Shares)		2,000,000
Exercise price per share (in Dollars per share)		$ 11.5
Purchase price per share (in Dollars per share)		$ 5
Initial amount		$ 2,700,000
Loan proceeds		720,000
Trust account deposit amount		$ 240,000
Advance deposit amount	$ 240,000